Note 18 Impairment test assumptions CGU goodwill in USA (Details) - UNITED STATES		Dec. 31, 2020	Dec. 31, 2019
Impairment test assumptions USA [Line Items]
Discount rate applied to cash flow projections	[1]	10.30%	10.00%
Growth rate used to extrapolate cash flow projections		3.00%	3.50%

[1]	(*) After tax discount rates.